Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000154646 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	16.49%
C000154646 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.96%
C000154646 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.35%
C000154646 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000154646 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	9.11%
C000154646 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.96%
C000154646 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.79%
C000154646 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	7.19%
C000154646 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.95%
C000154646 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	4.57%
C000154646 | SectorGovernment
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000154646 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.43%)
C000154646 | Bonds
Holdings [Line Items]
Percent of Net Asset Value	83.43%
C000154646 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.96%
C000154646 | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	7.08%
C000154646 | U.S. Government & Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000154646 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.43%)
C000259043 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	15.06%
C000259043 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.21%
C000259043 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.73%
C000259043 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	7.43%
C000259043 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000259043 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000259043 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.76%
C000259043 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	16.25%
C000259043 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000259043 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	29.99%
C000259043 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000259043 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000259043 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000259043 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.36%
C000243208 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	26.67%
C000243208 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000243208 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.68%
C000243208 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	4.87%
C000243208 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.06%
C000243208 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	30.46%
C000243208 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000243208 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000243208 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.06%
C000243208 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000243208 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.98%
C000254970 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.26%)
C000254970 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000254970 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000254970 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.72%
C000254970 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.94%
C000254970 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.05%
C000254970 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000254970 | China
Holdings [Line Items]
Percent of Net Asset Value	7.39%
C000254970 | France
Holdings [Line Items]
Percent of Net Asset Value	4.97%
C000254970 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.27%
C000254970 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.22%
C000254970 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000254970 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000254970 | Austria
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000254970 | Greece
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000254970 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000254970 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000254970 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000254970 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.26%)
C000254970 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.72%
C000199630 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	37.72%
C000199630 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000199630 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.63%
C000199630 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	7.01%
C000199630 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.19%
C000199630 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000199630 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.67%
C000199630 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	7.12%
C000199630 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	15.01%
C000199630 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	8.24%
C000199630 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.26%)
C000199630 | Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.59%
C000199630 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000199630 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.26%)
C000166474 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000166474 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.78%
C000166474 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.84%
C000166474 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	21.11%
C000166474 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000166474 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.35%
C000166474 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000166474 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	12.13%
C000166474 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	37.01%
C000166474 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000166474 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.35%
C000166474 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000166474 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.62%
C000235507 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	95.36%
C000235507 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000235507 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000235507 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.45%
C000235507 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000235507 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.45%
C000235507 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.43%
C000172043 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	76.95%
C000172043 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000172043 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.22%
C000172043 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000172043 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	12.74%
C000172043 | SectorGovernment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000172043 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000172043 | Bonds
Holdings [Line Items]
Percent of Net Asset Value	97.22%
C000172043 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000172043 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000219817 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	90.24%
C000219817 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000219817 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000219817 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000219817 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.58%
C000219817 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
C000219817 | Bonds
Holdings [Line Items]
Percent of Net Asset Value	86.32%
C000219817 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000219817 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
C000219817 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	12.04%
C000193921 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	18.61%
C000193921 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	20.44%
C000193921 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.52%
C000193921 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000193921 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.45%
C000193921 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	16.66%
C000193921 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	26.95%
C000193921 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000193921 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000193921 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000193921 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.63%
C000173454 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	24.38%
C000173454 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	22.89%
C000173454 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.49%
C000173454 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	16.21%
C000173454 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000173454 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000173454 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000173454 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	4.87%
C000173454 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000173454 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	10.58%
C000173454 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.41%)
C000173454 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000173454 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.41%)
C000173454 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.54%
C000166475 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	27.94%
C000166475 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.39%
C000166475 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.23%
C000166475 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	14.04%
C000166475 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000166475 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000166475 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.08%
C000166475 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	4.58%
C000166475 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	20.48%
C000166475 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000166475 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000166475 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000166475 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.32%